FIRST GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY
                                  125 Wolf Road
                             Albany, New York 12205

July 16, 2003

VIA EDGAR TRANSMISSION
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Variable Annuity-1 Series Account of
        First Great-West Life & Annuity Insurance Company
        Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 333-25289 & 811-08183

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for Variable Annuity-1 Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

        1. the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Amendment No. 11 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

        2. the text of Amendment No. 11 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on July 14, 2003.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Variable Annuity-1 Series Account of
First Great-West Life & Annuity Insurance Company
(Registrant)

By: /s/ Ryan L. Logsdon

Ryan L. Logsdon
Associate Counsel
First Great-West Life & Annuity Insurance Company